INCOME TAX AND SOCIAL CONTRIBUTION - Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 14,776,806	R$ 11,015,908
Deferred tax liabilities	13,773,548	13,769,093
Deferred Tax liabilities	(1,003,258)	2,753,185
Tax losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	6,052,988	3,646,840
Actuarial Liabiliites
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	743,519	840,125
Provision for Contingencies
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,157,555	2,128,232
Loss Credits
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,313,871	1,224,987
Provisions for non-operating losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	367,520	474,198
Estimated losses on investments
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	31,177	166,027
Concession agreements
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	743,636	447,521
Deferred tax liabilities	1,346,608	1,167,038
Provision for Construction Cost
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	831,931	323,040
Impairment
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,149,637	737,282
Provisions for Voluntary Dismissal Program
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	125,642	169,059
Provision for onerous contracts
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	270,435	72,935
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	1,062,096	763,884
Contractual asset
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	9,498,301	9,770,896
Renegotiation of hydrological risk
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	580,402	873,629
Reversion of Construction Cost
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	540,812	472,999
FVOCI Financial Instruments
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	440,834	427,390
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	304,495	293,257
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	988,895	R$ 785,662
Madeira Energia S.A.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	4,521,514
Compensation of tax losses and negative bases on future profits	R$ 2,454,135